Vessels, net	6 Months Ended
Jun. 30, 2017
Property Plant And Equipment [Abstract]
Fixed assets
 4. Vessels, net

An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$1,775,689	$(407,958)	$1,367,731

Improvements	944	—	944
Depreciation for the period	—	(35,689)	(35,689)

Balance as at June 30, 2017	$1,776,633	$(443,647)	$1,332,986

All of the Partnership's vessels as of June 30, 2017 have been provided as collateral to secure the Partnership's credit facilities.
During the six-month period ended June 30, 2017, the M/V Agamemnon, the M/T Amore Mio II, the M/T Miltiadis M II, the M/T Ayrton II and the M/T Axios underwent improvements. The costs of these improvements for these vessels amounted to $944 and were capitalized as part of the vessels' cost.